Marketable Securities (Tables)	9 Months Ended	12 Months Ended
	May. 31, 2015	Aug. 31, 2014
Marketable Securities [Abstract]
Schedule of Available for Sale Securities
	May 31, 2015
Available for sale securities	Amortized Cost	Gross Unrealized Gain	Gross Unrealized Loss	Fair Value
Certificates of Deposit	$500	$—	$(1)	$499
Corporate Bonds	3,214	—	—	3,214
Total	$3,714	$—	$(1)	$3,713

	August 31, 2014
Available for sale securities	Gross Unrealized Loss	Fair Value
Certificates of Deposit	$(4)	$4,240
Commercial Paper	—	5,249
Corporate Bonds	(7)	15,150
Total	$(11)	$24,639

	August 31, 2014
		Gross	Gross
	Amortized	Unrealized	Unrealized
Available for sale securities	Cost	Gain	Loss	Fair Value
Certificates of Deposit	$4,244	$-	$(4)	$4,240
Commercial Paper	5,249	-	-	5,249
Corporate Bonds	15,157	-	(7)	15,150
Total	$24,650	$-	$(11)	$24,639
	August 31, 2013
		Gross	Gross
	Amortized	Unrealized	Unrealized
Available for sale securities	Cost	Gain	Loss	Fair Value
Certificates of Deposit	$4,561	$-	$(6)	$4,555
Commercial Paper	2,199	-	(1)	2,198
Corporate Bonds	16,081	2	(7)	16,076
Total	$22,841	$2	$(14)	$22,829